Commitments (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Commitments
Restructuring charges		$ 217		$ 217
Restructuring activity and liability balances
Balance at the beginning of the period	63		63
Payments			(63)
Balance at the end of the period			0	63
Leases
Monthly rental payments under the sublease	9
Monthly rentals payable for the first 12 months			15
Monthly rentals payable for the subsequent 24 months			16
Rent expense			$ 138	$ 535